Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Cost of sales	$ 2,035,545	$ 1,533,915
Selling and distribution	449,593	408,893
Administrative expenses	99,036	59,675
Total expenses by function	2,584,174	2,002,483
Cost of raw materials and purchased methanol	1,637,085	1,140,551
Ocean freight and other logistics	374,717	351,609
Employee expenses, including share-based compensation	243,707	204,762
Other expenses	96,440	77,507
Cost of sales and operating expenses	2,351,949	1,774,429
Depreciation and amortization	232,225	228,054
Total expenses by nature	2,584,174	2,002,483
Adjustments for share-based payments	$ 78,821	$ 33,493